IMPAIRMENT	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT
IMPAIRMENT OF ASSETS
Property and equipment and intangible assets are tested regularly for impairment. The Company assesses, at the end of each reporting period, whether there exist any indicators that an asset may be impaired (i.e. asset becoming idle, damaged or no longer in use). If there are such indicators, the Company estimates the recoverable amount of the asset. Impairment losses of continuing operations are recognized in the income statement in a separate line item.
Goodwill is tested for impairment annually (at October 1) or when circumstances indicate the carrying value may be impaired. The Company’s impairment test is primarily based on fair value less cost of disposal calculations (Level 3 in the fair value hierarchy) that use a discounted cash flow model, using cash flow projections from business plans prepared by management. The Company considers the relationship between its market capitalization and its book value, as well as weighted average cost of capital and the quarterly financial performances of each cash-generating units (“CGU”) when reviewing for indicators of impairment in interim periods.
Impairment losses in 2018
In 2018, due to operational underperformance of its operations in Algeria, Armenia, Bangladesh, Georgia and Kyrgyzstan, the Company has revised its previous estimates and assumptions regarding the future cash flows of these CGU’s. As a result, the Company recorded an impairment of US$858 against the carrying values of these CGU’s as of September 30, 2018.

2018	Property and equipment	Intangible assets	Goodwill	Total impairment

Algeria	—	—	125	125
Armenia	46	10	25	81
Bangladesh	221	230	—	451
Georgia	31	19	—	50
Kyrgyzstan	—	—	74	74
Other	37	40	—	77
	335	299	224	858

For these CGU’s, impairment losses were allocated first to the existing carrying value of goodwill, and then subsequently to property and equipment and intangible assets based on relative carrying values.
Additionally, in regard with the Company’s commitment to network modernization, the Company continuously reevaluates the plans for its existing network, including equipment purchased but not installed and intangible assets, and consequently recorded an impairment loss of US$77.
Impairment losses in 2017
During the 2017 annual impairment test, the Company recognized impairment losses in respect of the subsidiaries in Armenia and Kyrgyzstan in amounts of US$34 and US$17, respectively, allocated to the existing carrying value of goodwill. The impairments were concluded largely due to lower cash flow outlook in those countries.

2017	Property and equipment	Goodwill	Total impairment

Armenia	—	34	34
Kyrgyzstan	—	17	17
Other	15	—	15
	15	51	66

Additionally, in connection with the rollout of the Company’s transformation strategy and commitment to network modernization, the Company continuously re-evaluates the plans for its existing network, including equipment purchased but not installed, and consequently recorded an impairment loss of US$15.
Impairment losses in 2016
During the 2016 annual impairment test, the Company concluded impairments for the CGUs Georgia and Kyrgyzstan in amounts of US$29 and US$49, respectively. The impairments were concluded largely due to lower operating performances in those countries. The recoverable amounts of US$49 and US$219, respectively, were determined based on a fair value less costs of disposal calculation using the latest cash flow projections (Level 3 fair value). The Company applied a post-tax discount of 10.3% and 14.5%, respectively.
For the Georgia CGU, the carrying amount of goodwill was already nil prior to the impairment test. As such, the total amount of the impairment loss was allocated to the carrying amounts of property and equipment and intangible assets based on relative carrying value before the impairment.

2016	Property and equipment	Intangible assets	Goodwill	Other assets*	Total impairment

Georgia	16	13	—	—	29
Kyrgyzstan	—	—	49	—	49
Tajikistan	54	1	21	12	88
Other	30	—	8	—	38
	100	14	78	12	204
* Other assets include trade and other receivables and deferred tax assets. Impairment of these assets has been recognized on the income statement accounts relating to these assets, i.e. Selling, general and administrative expenses and Income tax expense.
KEY ASSUMPTIONS
The recoverable amounts of CGUs have been determined based on fair value less costs of disposal calculations, using cash flow projections from business plans prepared by management.
The Company bases its impairment calculation on detailed budgets and forecast calculations which are prepared separately for each of the Company’s CGUs. These budgets and forecast calculations are prepared for a period of five years. A long-term growth rate is applied to project future cash flows after the fifth year.
The table below shows key assumptions used in fair value less costs of disposal calculations.

	Discount rate (local currency)			Average annual revenue growth rate during forecast period			Terminal growth rate
	2018	2017	2016	2018	2017	2016	2018	2017	2016

Russia	10.3%	10.6%	9.7%	1.1%	1.9%	2.4%	1.3%	1.0%	1.0%
Ukraine	16.3%	17.1%	17.2%	4.4%	3.9%	3.6%	4.0%	2.0%	1.0%
Algeria	11.1%	10.7%	9.8%	0.7%	1.0%	(0.8)%	0.9%	3.0%	3.0%
Pakistan	14.4%	15.0%	14.3%	3.5%	5.0%	7.6%	4.0%	4.0%	4.0%
Bangladesh	12.2%	12.7%	11.9%	0.6%	5.0%	6.4%	4.0%	4.6%	4.7%
Kazakhstan	8.4%	10.8%	12.4%	2.8%	3.2%	4.4%	1.1%	2.4%	2.0%
Kyrgyzstan	14.8%	15.5%	14.5%	2.8%	(1.5)%	(1.8)%	5.0%	3.5%	2.5%
Uzbekistan	13.1%	15.3%	15.4%	5.5%	6.9%	1.7%	6.3%	6.5%	1.0%
Armenia	12.5%	13.0%	12.0%	0.2%	(1.0)%	(2.8)%	0.8%	3.0%	1.0%
Georgia	10.6%	11.0%	10.3%	2.1%	5.6%	6.4%	3.0%	1.0%	1.0%

	Average operating margin			Average CAPEX as a percentage of revenue
	2018	2017	2016	2018	2017	2016

Russia	34.6%	36.4%	38.6%	19.8%	15.7%	15.9%
Ukraine	54.0%	49.9%	44.9%	16.3%	15.6%	17.0%
Algeria	44.0%	46.2%	50.8%	15.1%	14.8%	15.8%
Pakistan	47.9%	43.6%	33.3%	16.7%	15.3%	14.3%
Bangladesh	35.4%	38.7%	44.9%	14.9%	14.3%	14.6%
Kazakhstan	46.5%	44.5%	43.6%	17.7%	17.9%	18.8%
Kyrgyzstan	39.9%	42.0%	43.9%	17.2%	16.4%	17.0%
Uzbekistan	43.9%	42.9%	58.2%	16.2%	14.1%	18.2%
Armenia	23.6%	29.7%	37.8%	21.0%	19.6%	14.1%
Georgia	24.5%	25.2%	25.7%	23.8%	23.3%	17.3%

Assumption	Description
Discount rate
Discount rates are initially determined in US$ based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole.
The equity market risk premium used was 5.4% (2017: 6.0%). The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”).
The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group.
The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five-year capital structure for each entity from the Peer Group.
The discount rate in functional currency of a CGU is adjusted for the long-term inflation forecast of the respective country in which the business operates, as well as applicable country risk premium.

Projected revenue growth rates	The revenue growth rates vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others.
Projected average operating margin
The Company estimates operating margin based on Adjusted EBITDA divided by Total Operating Revenue for each CGU and each future year. The forecasted operating margin is based on the budget of the following year and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation among others.

Average capital expenditure as a percentage of revenue
Capital expenditure (“CAPEX”) is defined as purchases of property and equipment and intangible assets other than goodwill. The cash flow forecasts for capital expenditure are based on past experience and amounts budgeted for the following year(s) and include the network roll-outs plans and license requirements.

Projected license and spectrum payments
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed.

Long-term growth rate	A long‑term growth rate into perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast, depending on the CGU.

SOURCE OF ESTIMATION UNCERTAINTY
The Group has significant investments in property and equipment, intangible assets, goodwill and other investments.
Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property and equipment, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
A significant part of the Group’s operations is in countries with emerging markets. The political and economic situation in these countries may change rapidly and recession may potentially have a significant impact on these countries. On-going recessionary effects in the world economy and increased macroeconomic risks impact our assessment of cash flow forecasts and the discount rates applied.
There are significant variations between different markets with respect to growth, mobile penetration, average revenue per user (“ARPU”), market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments, and the long-term estimates of these margins are highly uncertain. This is particularly the case for emerging markets that are not yet in a mature phase.